Income Taxes (Significant Components Of Current And Long-Term Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Abstract]
Capitalized inventory costs and inventory reserves	$ 2,966		$ 2,183
Allowance for doubtful accounts	1,634		1,122
Other current deferred tax assets	979		845
Self-insurance reserves	769		1,523
Total current deferred tax assets (1)	6,348	[1]	5,673	[1]
Share-based compensation	11,688		9,890
Other long-term deferred tax assets	1,021		834
Net operating loss carryforwards	648		1,338
Unrealized loss on derivative instruments			152
Total long-term deferred tax assets	13,357		12,214
Valuation allowance	(423)		(1,117)
Total long-term deferred tax assets (2)	12,934	[2]	11,097	[2]
Deductible goodwill	(46,057)		(37,567)
Depreciation	(2,500)		(20)
Other long-term deferred tax liabilities	(1,141)		(1,142)
Total long-term deferred tax liabilities (2)	(49,698)	[2]	(38,729)	[2]
Net deferred tax liabilities	$ (30,416)		$ (21,959)

[1]	Current deferred tax assets have been included in the consolidated balance sheets in other current assets.
[2]	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.